Securities Act Registration No. 002-80348
Investment Company Act Registration No. 811-03599

As filed with the Securities and Exchange Commission on March 25, 2021

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/ X /
Pre-Effective Amendment No. ______	/ /
Post-Effective Amendment No. 145	/ X /

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/ X /
Amendment No. 147	/ X /
(Check appropriate box or boxes)

                THE ROYCE FUND
(Exact name of Registrant as specified in charter)

745 Fifth Avenue, New York, New York 10151
(Address of principal executive offices) (Zip Code)

(212) 508-4500
(Registrant’s Telephone Number, including Area Code)

Christopher D. Clark, President
The Royce Fund
745 Fifth Avenue, New York, New York 10151
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
/     / immediately upon filing pursuant to paragraph (b)
/  x  / on April 23, 2021 pursuant to paragraph (b)
/   / on (Date) pursuant to paragraph (a)(1)
/   / on (Date) pursuant to paragraph (a)(1)
/     / 75 days after filing pursuant to paragraph (a)(2)
/     / on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/  x  / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Total number of pages: ___
Index to Exhibits is located on page:

EXPLANATORY NOTE

This Post-Effective Amendment No.145 to the Registration Statement on Form N-1A for The Royce Fund (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until April 23, 2021, the effectiveness of Post-Effective Amendment No. 144 (“PEA No. 144”), which was filed with the Commission via EDGAR Accession No. 0000949377-21-000020 on January 26, 2021, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 144 by means of this filing, Parts A, B and C of PEA No. 144 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the A Class shares of Royce Pennsylvania Mutual Fund, Royce Premier Fund, and Royce Special Equity Fund, each a series of the Registrant (collectively, the “Funds”), is incorporated herein by reference to Part A of PEA No. 144.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the A Class shares of the Funds is incorporated herein by reference to Part B of PEA No. 144.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment No. 145 is incorporated herein by reference to Part C of PEA No. 144.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized on the 25th day of March, 2021.

THE ROYCE FUND

By: Christopher D. Clark, President
Christopher D. Clark, President

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Christopher D. Clark Christopher D. Clark	President and Trustee (Principal Executive Officer)	March 25, 2021
/s/ Peter K. Hoglund Peter K. Hoglund	Treasurer (Principal Financial and Accounting Officer)	March 25, 2021
/s/ Patricia W. Chadwick Patricia W. Chadwick	Trustee	March 25, 2021
/s/ Christopher C. Grisanti Christopher C. Grisanti	Trustee	March 25, 2021
/s/ Cecile B. Harper Cecile B. Harper	Trustee	March 25, 2021
/s/ Arthur S. Mehlman Arthur S. Mehlman	Trustee	March 25, 2021
/s/ G. Peter O’Brien G. Peter O’Brien	Trustee	March 25, 2021
/s/ Michael K. Shields Michael K. Shields	Trustee	March 25, 2021

NOTICE

A copy of the Trust Instrument of The Royce Fund is on file with the Secretary of State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.